Acquisition of Seaspan Management Services Limited (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Aggregate Purchase Price

The aggregate purchase price was $106,518,000, including:

4,220,728 of the Company’s Class A common shares	$66,899
Contingent consideration	18,437
Settlement of intercompany balances	20,022
Stock based compensation	1,160

Aggregate purchase price	$106,518